Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LumiraDx Healthcare LTDA [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of share capital	2.00%	2.00%
Lumiradx Colombia Holdings Limited [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of share capital	19.00%	19.00%
Percentage of additional shares acquired		16.00%
Total consideration		$ 1,968
LumiraDx SAS [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of equity share hold		100.00%